MARKET RISK BENEFITS - Schedule of Net Balance of Market Risk Benefit Asset and Liabilities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Market Risk Benefit [Roll Forward]
Balance, beginning of period, before effect of changes in the instrument-specific credit risk	$ 118		$ 114	$ 66
Acquisition from business combination		$ 172
Effect of changes in the beginning instrument-specific credit risk	16	(1)
Effect of model refinements	(23)
Effect of non-financial assumption update	(9)
Attributed fees collected	21	12
Interest accrual	3
Adjustment from deterministic to stochastic	(4)	1
Effect of experience variance	(5)	7
Effect of changes in financial assumptions	(26)	(97)
Effect of changes in the ending instrument-specific credit risk	(4)	(13)
Issuance	35	10
Balance, end of period, net of reinsurance	118	157
Net	(4)	(13)	16	(1)
Direct Insurance
Market Risk Benefit [Roll Forward]
Balance, beginning of period, before effect of changes in the instrument-specific credit risk	53		44	0
Acquisition from business combination		172
Effect of changes in the beginning instrument-specific credit risk	44	0
Effect of model refinements	(9)
Effect of non-financial assumption update	(9)
Attributed fees collected	6	1
Interest accrual	2
Adjustment from deterministic to stochastic	9	2
Effect of experience variance	(7)	(1)
Effect of changes in financial assumptions	0	(58)
Effect of changes in the ending instrument-specific credit risk	(27)	(10)
Issuance	0	1
Balance, end of period, net of reinsurance	53	107
Net	(27)	(10)	44	0
Reinsurance
Market Risk Benefit [Roll Forward]
Balance, beginning of period, before effect of changes in the instrument-specific credit risk	65		70	66
Acquisition from business combination		0
Effect of changes in the beginning instrument-specific credit risk	(28)	(1)
Effect of model refinements	(14)
Effect of non-financial assumption update	0
Attributed fees collected	15	11
Interest accrual	1
Adjustment from deterministic to stochastic	(13)	(1)
Effect of experience variance	2	8
Effect of changes in financial assumptions	(26)	(39)
Effect of changes in the ending instrument-specific credit risk	23	(3)
Issuance	35	9
Balance, end of period, net of reinsurance	65	50
Net	$ 23	$ (3)	$ (28)	$ (1)